Total
Invesco Income Advantage International Fund
Fund Summary
Investment Objective(s)
The Fund’s investment objective is income and long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Income Advantage International Fund	Class A		Class C	Class R	Class Y	CLASS R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Income Advantage International Fund		Class A	Class C	Class R	Class Y	CLASS R5	Class R6
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	none
Other Expenses		0.67%	0.67%	0.67%	0.67%	0.56%	0.52%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.71%	2.46%	1.96%	1.46%	1.35%	1.31%
Fee Waiver and/or Expense Reimbursement	[1]	0.42%	0.42%	0.42%	0.42%	0.31%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.29%	2.04%	1.54%	1.04%	1.04%	1.04%
[1]
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through April 30, 2024, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding
Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C,
Class R, Class Y, Class R5 and Class R6 shares to 1.23%, 1.98%, 1.48%, 0.98%, 0.98% and
0.98%, respectively, of the Fund’s average daily net assets (the “expense limits”). Effective May
1, 2024, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6
shares to 1.28%, 2.03%, 1.53%, 1.03%, 1.03% and 1.03%, respectively, of the Fund’s average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the
Fund's investments in certain affiliated funds, which will have the effect of reducing the
Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2025 and June 30, 2025, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Income Advantage International Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	674	1,020	1,390	2,425
Class C	307	727	1,273	2,579
Class R	157	575	1,018	2,251
Class Y	106	420	758	1,710
CLASS R5	106	397	710	1,597
Class R6	106	389	692	1,555

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Income Advantage International Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	674	1,020	1,390	2,425
Class C	207	727	1,273	2,579
Class R	157	575	1,018	2,251
Class Y	106	420	758	1,710
CLASS R5	106	397	710	1,597
Class R6	106	389	692	1,555

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities and equity-linked notes designed to generate high income while providing some downside protection in the event of broad equity market downturns and also providing equity market upside participation.
The Fund invests primarily in equity securities, including common and preferred stock, equity-linked notes (ELNs) and depositary receipts of U.S. and foreign issuers. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The Fund may also invest in REITs, which are trusts that sell equity and/or debt securities to investors and use the proceeds to invest in real estate or interests therein.
ELNs are hybrid derivative-type instruments that are specially designed to combine the characteristics of investing in one or more underlying equity securities, or an index of equity securities and a related equity derivative, such as a put or call option (or a combination thereof), in a single note form (typically senior, unsecured debt) issued by financial institutions. The Fund will invest in ELNs that reference either a broad-based equity security index or an exchange-traded fund that passively tracks such an index. The Fund’s portfolio of ELNs will be constituted by positions in short-term ELNs issued by a diversified group of U.S. and international financial institutions and cash and cash equivalents.
The Fund may invest a significant amount of its assets in foreign securities. Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund may also invest up to 50% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund’s exposure to the financials sector may at times be significant.
The Fund can invest in derivative instruments including futures contracts and forward foreign currency contracts. The Fund can use futures contracts, including equity index futures, to gain exposure to the broad market in connection with managing cash balances. The Fund also can use futures contracts, including currency futures and equity index futures, to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can hold long and short positions in equity index futures to hedge against adverse movements in the equity markets. A long position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The portfolio managers aim to construct a diversified portfolio that generates high income while providing downside protection against broad equity market drawdowns and providing equity market upside participation. The equity portion of the Fund's portfolio will be constructed using quantitative models that generate broad-based large-cap equity market indices developed by Invesco's affiliate, Invesco Indexing LLC, or third-party index providers (the “Equity portfolio”). The indices will be constructed based on factors to which the portfolio managers seek to gain market exposure, including but not limited to, momentum, value, quality and low volatility. The factors and their relative weighting will change over time based on the portfolio managers' views on the relative strength of each factor and market conditions. The equity portion of the portfolio will therefore change over time.
The portfolio managers also seek to construct a portion of the Fund’s portfolio in high-income, short-term ELNs with a focus on downside protection (the “ELN portfolio”). The portfolio managers seek to enhance portfolio diversification by staggering the maturity dates of the ELNs to create more consistent returns over time. The portion of the ELN portfolio maintained in cash and cash equivalents is aimed at providing additional downside protection by limiting the ELN portfolio’s exposure to broad equity market risk. The portion of the Fund’s assets allocated between the Equity portfolio and ELN portfolio will be actively adjusted on a periodic basis to balance yield targets, to seek to provide equity participation with less volatility, and to seek to provide downside protection.
The Fund can hold a portion of its assets in cash or cash equivalents, including treasury bills and money market funds, in an effort to maintain high liquidity and a downside buffer. From time to time, the Fund’s holdings in cash or cash equivalents may be significant.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to July 15, 2021, performance shown is that of the Fund using its previous investment strategy. Therefore, the past performance shown for periods prior to July 15, 2021 may have differed had the Fund’s current investment strategy been in effect. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	12.70%
Worst Quarter	March 31, 2020	-21.90%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Income Advantage International Fund	1 Year	5 Years	10 Years		Inception Date
Class A	6.92%	3.71%	1.78%		Sep. 15, 1997
Class C	11.26%	4.11%	1.73%		Jan. 02, 1998
Class R	12.75%	4.62%	2.10%		Oct. 31, 2005
Class Y	13.41%	5.15%	2.61%		Oct. 03, 2008
CLASS R5	13.36%	5.22%	2.72%		Apr. 30, 2004
Class R6	13.37%	5.20%	2.58%	[1]	Apr. 04, 2017
After Taxes on Distributions | Class A	3.74%	2.21%	0.67%
After Taxes on Distributions and Sale of Fund Shares | Class A	4.28%	2.38%	1.10%
MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	15.62%	7.08%	3.83%
[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund's as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.